Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Payments Required under Leases	Future minimum payments required under the leases as of December 31, 2014 are summarized as follows:

Year Ending December 31,
2015	$111,062
2016	87,573

Total minimum lease payments	$198,635